Performance Management - GoodHaven Fund	Mar. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the GoodHaven Fund. The bar chart below illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year. The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5‑year and 10-year periods compare with that of a broad-based securities index. This comparison is provided to offer a broader market perspective. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.goodhavenfunds.com.
Prior to March 30, 2016, the GoodHaven Fund was a series of the Professionally Managed Portfolios Trust (the “Predecessor Fund”). On March 30, 2016, the Predecessor Fund was reorganized into the GoodHaven Fund, a series of The GoodHaven Funds Trust. Performance information shown prior to the close of business on March 30, 2016 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the GoodHaven Fund.
Bar Chart [Heading]	Calendar Year Total Return as of December 31,
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2, 2020	20.89%

Lowest Quarterly Return:	Q1, 2020	-29.11%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	20.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(29.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Availability Website Address [Text]	www.goodhavenfunds.com